RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 04, 2015	Jul. 02, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 04, 2015
Related Party Transaction [Line Items]
Due to Related Parties, Current			$ 35,168		$ 35,168		$ 35,108	$ 60,350
Loans From Related Party			56,743		56,743		79,416	161,975
Debt Conversion, Converted Instrument, Shares Issued		2,183,333
Debt Conversion, Converted Instrument, Amount		$ 139,680			0	$ 152,285	152,285	0
Debt Instrument, Convertible, Conversion Price		$ 0.0709							$ 0.07
Conversion of Stock, Amount Converted					1,034,454	37,032	71,370	0
Gain (Loss) on Extinguishment of Debt			0	$ 331,457	(58,893)	$ 366,341	375,547	0
Loans from Directors [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	33,259,350
Debt Conversion, Converted Instrument, Amount	$ 27,000
Director [Member]
Related Party Transaction [Line Items]
Loans From Related Party			56,743		56,743		79,416	161,975
Debt Conversion, Converted Instrument, Shares Issued	17,654,470
Debt Conversion, Converted Instrument, Amount	$ 14,000
Director [Member] | Loans from Directors [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 41,000
Debt Instrument, Convertible, Conversion Price	$ 0.0025
Conversion of Stock, Amount Converted	$ 127,284
Gain (Loss) on Extinguishment of Debt	$ 86,455
Two Directors [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current			$ 35,168		$ 35,168		$ 35,108	$ 60,350